Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the financial instruments that are not accounted for at a fair value on a recurring basis.

		As of		As of
		September 30, 2018		December 31, 2017
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$24,174	24,174	22,679	$22,679
Restricted cash	1	20,612	20,612	20,602	20,602
Amounts due from affiliate	2	3,968	3,968	4,286	4,286
Derivative instruments	2	2,680	2,680	(3,889)	(3,889)
Other:
Advances (shareholder loans) to joint ventures	2	3,466	3,512	3,263	3,596
Current amounts due to owners and affiliates	2	(2,075)	(2,075)	(1,417)	(1,417)
Lampung facility	2	(134,634)	(147,703)	(147,652)	(162,597)
Gallant facility	2	(144,182)	(145,156)	(154,295)	(155,325)
Grace facility	2	(167,932)	(168,222)	(178,356)	(178,652)
Revolving credit due to owners and affiliates	2	$(39,292)	(39,030)	(51,832)	$(51,099)

Financing Receivable Credit Quality Indicators [Table Text Block]
The following table contains a summary of the loan receivables by type of borrower and the method by which the credit quality is monitored on a quarterly basis:

			As of
Class of Financing Receivables	Credit Quality		September 30,	December 31,
(in thousands of U.S. dollars)	Indicator	Grade	2018	2017
Trade receivable	Payment activity	Performing	$4,449	$7,563
Amounts due from affiliate	Payment activity	Performing	3,968	4,286
Advances/ loans to joint ventures	Payment activity	Performing	$3,466	$3,263